Filed with the Securities and Exchange Commission on July 3, 2000

Registration No. 33-59993                   Investment Company Act No.  811-5438
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933*
                         Post-Effective Amendment No. 7
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                   (Address of Depositor's Principal Offices)
                                 (203) 926-1888
                         (Depositor's Telephone Number)

                    M. PRISCILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:

                            T. RICHARD KENNEDY, ESQ.
                                GENERAL COUNSEL
              One Corporate Drive, Shelton, CT 06484 (203) 925-6922

                Approximate Date of Proposed Sale to the Public:

      JULY 3, 2000 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

It is proposed that this filing become effective: (check appropriate space)
 X immediately upon filing pursuant to paragraph (b)of Rule 485 on __________ pursuant to paragraph (b) of rule 485
  60 days after filing pursuant to paragraph (a) (i) of rule 485 on ___________pursuant to paragraph (a) (i) of Rule 485
  75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a)(ii) of Rule 485

If appropriate,  check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===========================================================================================================================
                             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------

American Skandia Life Assurance
 Corporation Annuity Contracts     Indefinite**           Indefinite**                --                     $0
===========================================================================================================================

*The Prospectus contained in this Registration Statement also relates to annuity contracts no longer being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Number 33-71118.
         **Pursuant to Rule 24f-2 of the Investment Company Act of 1940 Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
Wells VA+
================================================================================









                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 33-59993 solely for the purpose of including in the Registration Statement a Prospectus Supplement which adds a new variable sub-account to the variable annuity contract described in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                  Supplement to
          Stagecoach Variable Annuity Plus Prospectus Dated May 1, 2000
                          Supplement Dated July 3, 2000

This Supplement modifies the above-referenced prospectus by adding certain information about a new variable investment option. This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                      ADDITIONAL VARIABLE INVESTMENT OPTION

Effective July 3, 2000, the underlying Portfolio shown below is being offered as a Sub-account under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- ---------------- ------------ -------------- ---------------- ------------- ----------
                                                                             Estimated

                                                Management      Other        Distribution      Total         Fee           Net
            UNDERLYING PORTFOLIO                   Fees         Expenses     and               Annual         Waivers      Annual
                                                                             Service         Portfolio          and        Fund
                                                                             (12b-1)         Operating        Expense      Operating
                                                                                Fees          Expenses      Reimbursement   Expenses

------------------------------------------------------------------------------------------------------------------------------------
WFVT International Equity (1)                     0.75%          1.40%          .25%           2.40%           1.40%         1.00%
------------------------------------------------------------------------------------------------------------------------------------

1 This Portfolio was first offered as a Sub-account on July 3, 2000. "Other Expenses" are based on estimated amounts for the fiscal year ended December 31, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------

                                          --------------------------------------------- ----- --------------------------------------
                                          If you  surrender  your Annuity at the              If you do not  surrender  your Annuity
                                          end  of the  applicable  time  period,              at  the  end  of  the  applicable time
                                          you  would  pay the following expenses              period  or  begin  taking annuity
                                          on  a  $1,000  investment, assuming 5%              payments  at such time,  you would pay
                                          annual return on  assets:                           the  following  expenses on  a  $1,000
                                                                                              investment, assuming 5% annual  return
                                                                                              on assets:
                                          --------------------------------------------- --- ----------------------------------------


                                                            After:                                      After:
------------------------------------------------ --------- --------- -------- ---------- ---- --------- --------- --------- --------
Sub-Account:                                     1 Year    3 Years   5 Years  10 Years        1 Year    3 Years   5 Years   10 Years
------------------------------------------------ --------- --------- -------- ---------- ---- --------- --------- --------- --------
Stagecoach Variable Annuity Plus:
   WFVT International Equity                        95       136       169       275             25        76       129        275
------------------------------------------------ --------- --------- -------- ---------- ---- --------- --------- --------- --------
Prior Contract Stagecoach Variable Annuity:
   WFVT International Equity                        95       137       172       280             25        77       132        280
------------------------------------------------ --------- --------- -------- ---------- ---- --------- --------- --------- --------


------------------- --------------------------------------------------------------------------------------- ------------------------
                                                                                                                    PORTFOLIO

      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                   ADVISOR/
       TYPE                                                                                                        SUB-ADVISOR
------------------- --------------------------------------------------------------------------------------- ------------------------
------------------- --------------------------------------------------------------------------------------- ------------------------
                    WFVT  International  Equity:  seeks  total  return,  with an emphasis on capital  appreciation,  over the long-term.  The
                    Portfolio pursues its objective by investing  primarily in a diversified  portfolio  of equity  securities  of  companies based  in  developed  non-U.S.  countries  and  in  emerging
INTERNATIONAL       markets of the world.  Under normal market  conditions,  the                              Wells Fargo Bank, N.A.
    EQUITY          Portfolio invests at least 80% of its total assets in equity securities  of companies  located or  operating  outside the
                    U.S.  and in a minimum of five  countries  exclusive  of the
                    U.S. The  Portfolio may invest up to 50% of its total assets in any one country and up to 25% of total assets in emerging markets. Generally, the Portfolio invests in issuers with an average  market  capitalization  of  $10  billion  or  more, although it may invest in equity  securities of issuers with market capitalization as low as $250 million.


------------------- ----------------------------------------------------------------------------------------- ----------------------











                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2)  Not  applicable.   American  Skandia  Life  Assurance  Corporation
              maintains custody of all assets.

         (3) (a) Form of Revised Principal Underwriting Agreement between American Skandia Life Assurance Corporation and American Skandia Marketing, Incorporated, formerly Skandia Life Equity Sales Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

              (b) Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24 1998.

          (4) (a) Copy of the form of the Annuity filed via Edgar with Post-Effective Amendment No. 13 to Registration Statement No. 33-44436, filed April 29, 1997.


               (b)  Copy of Guaranteed  Minimum Death Benefit  Endorsement
               filed via EDGAR  with  Post-Effective   Amendment  No.  8  to
               Registration Statement No. 33-87010, filed April 26, 1999.

               (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post- Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.


         (5) A copy of the form application used with the Annuity (previously filed in Pre-Effective Amendment No. 2 to Registration Statement No. 33-71118, filed March 15, 1994). FILED VIA EDGAR with Post-Effective Amendment No. 4 to this Registration Statement No. 33-59993, filed April 27, 1998.

         (6) (a) Copy of the certificate of incorporation of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

              (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)   Not applicable.

         (8) (a) American Skandia Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

              (b) Life & Annuity Trust Agreement (previously filed in Post-Effective Amendment No. 1 to Registration Statement No. 33-71118, filed February 17, 1995). FILED VIA EDGAR with Post-Effective Amendment No. 4 to this Registration Statement No. 33-59993, filed April 27, 1998.

              (c) The Alger American Fund filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.


              (d) The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration Statement No. 333-08853, filed July 25, 1996.

              (e) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.


         (9)      Opinion and consent of Counsel.                 FILED HEREWITH

         (10)     Consent of Ernst & Young LLP.                   FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-59993, filed April 29, 1997.


         (14)     Financial Data Schedule


Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Inc.:


         (1) American Skandia Information Services and Technology Corporation ("ASIST): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia, Inc., and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also provides such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers.

Item 27. Number of Contract Owners: As of December 31, 1999, there were 10,500 owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                               Position and Offices with Underwriter
-----------------------------------                                               -------------------------------------

Patricia J. Abram                                                                 Senior Vice President and National
American Skandia Life Assurance Corporation                                       Sales Manager, Variable Life
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                                 Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager/Qualified Plans
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                                 Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jan R. Carendi                                                                    Chairman of the Board
American Skandia Life Assurance Corporation                                       of Directors and
One Corporate Drive, P.O. Box 883                                                 Chief Executive Officer
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                         Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Information Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                               Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                             Vice President, Mutual Funds
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                    President and Deputy Chief
American Skandia Life Assurance Corporation                                       Executive Officer and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                       Senior Vice President,
American Skandia Life Assurance Corporation                                       Customer Service
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

T. Richard Kennedy                                                                General Counsel
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

N. David Kuperstock                                                               Vice President, Product Development
American Skandia Life Assurance Corporation                                       and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                              Executive Vice President,
American Skandia Life Assurance Corporation                                       Chief Financial Officer
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Eileen S. McCann                                                                  Vice President,
American Skandia Life Assurance Corporation                                       Key Accounts Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Monroe                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       Treasurer and
One Corporate Drive, P.O. Box 883                                                 Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                                 Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager/
One Corporate Drive, P.O. Box 883                                                 American Skandia Advisor Funds
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                    Vice President, National Sales
American Skandia Life Assurance Corporation                                       Manager, Internal Wholesaling
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                              Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                             Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts/
One Corporate Drive, P.O. Box 883                                                 Financial Institutions
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                                 Executive Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager
One Corporate Drive, P.O. Box 883                                                 and Director
Shelton, Connecticut  06484-0883

Anders O. Soderstrom                                                              Executive Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                              Vice President,
American Skandia Life Assurance Corporation                                       National Key Accounts Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian A. Thwaites                                                             Senior Vice President,
American Skandia Life Assurance Corporation                                       National Marketing Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                      Vice President and
American Skandia Life Assurance Corporation                                       Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                   Senior Vice President,
American Skandia Life Assurance Corporation                                       National Sales Manager and
One Corporate Drive, P.O. Box 883                                                 Director
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                                 Senior Vice President and
American Skandia Life Assurance Corporation                                       Chief Operating Officer,
One Corporate Drive, P.O. Box 883                                                 Finance and Business Operations
Shelton, Connecticut  06484-0883                                                  and Director


Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                    EXHIBITS

                  As noted in Item 24 (b), various exhibits are incorporated by reference, will be filed by amendment or are not applicable. The exhibits included are as follows:

                  No. 9      Opinion and consent of Counsel

                  No. 10     Consent of Ernst & Young LLP






                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this the 3rd day of July, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:/s/ Kathleen A. Chapman                        Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:/s/ Kathleen A. Chapman                       Attest:/s/  Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

           Signature                            Title                                       Date
                                              (Principal Executive Officer)

           Jan R. Carendi*                  Chief Executive Officer,                 July 3, 2000
           Jan R. Carendi                   Chairman of the Board and Director

                                              (Principal Financial Officer)


       /s/ Thomas M. Mazzaferro                Executive Vice President and          July 3, 2000
             Thomas M. Mazzaferro              Chief Financial Officer

                                             (Principal Accounting Officer)

       /s/ David R. Monroe                 Senior Vice President, Treasurer          July 3, 2000
            David R. Monroe                and Corporate Controller

                                                         (Board of Directors)


          Jan. R. Carendi*                  Gordon C. Boronow*                         Malcolm M. Campbell*
          ----------------                  ------------------                         --------------------
           Jan. R. Carendi                   Gordon C. Boronow                          Malcolm M. Campbell

         Henrik Danckwardt*                  Amanda C. Sutyak*                            Wade A. Dokken*
         ------------------                  -----------------                            ---------------
          Henrik Danckwardt                  Amanda C. Sutyak                             Wade A. Dokken

       Thomas M. Mazzaferro*                Gunnar Moberg*                            Bayard F. Tracy*
       ---------------------                --------------                            ----------------
        Thomas M. Mazzaferro                   Gunnar Moberg                              Bayard F. Tracy

       Anders Soderstrom*                   C. Ake Svensson*                          Lincoln R. Collins*
       ------------------                   ----------------                          -------------------
        Anders Soderstrom                     C. Ake Svensson                           Lincoln R. Collins

      T. Richard Kennedy**                  Brett M. Winson**
       --------------------                 -----------------
       T. Richard Kennedy                     Brett M. Winson


                         */**By: /s/Kathleen A. Chapman
                           ---------------------------
                               Kathleen A. Chapman

*Pursuant to Powers of Attorney  filed with Initial Registration Statement No. 333-25733
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733
